iNVESTMENTS - Investments made by Vivo Ventures in 2024 (Details) R$ in Thousands, $ in Millions	Nov. 01, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 23, 2024 BRL (R$)	Dec. 23, 2024 USD ($)	Dec. 10, 2024 BRL (R$) debenture	Nov. 01, 2024 USD ($)	Jul. 04, 2024 BRL (R$)	Jul. 04, 2024 USD ($)	May 14, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of joint ventures
Capital		R$ 62,071,416								R$ 63,571,416
Conexa Health LLC [Member]
Disclosure of joint ventures
Capital									R$ 25,013
CRMBonus Holding [Member]
Disclosure of joint ventures
Capital							R$ 27,651	$ 5.0
Agrolend Sociedade de Crédito, Financiamento e Investimentos S.A. [Member]
Disclosure of joint ventures
Capital	R$ 8,950					$ 1.5
Proportion of ownership interest in subsidiary	0.90%
Investment in Klubi Participaes S.A.
Disclosure of joint ventures
Number of debentures issued | debenture					10,000
Subscription of registered Class C-1 preferred shares					R$ 15,000
Lend Holding Ltd. [Member]
Disclosure of joint ventures
Simple Agreement for future equity			R$ 18,226	$ 3.0